SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2014
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

		Additions
		(reductions)
	Balance at	charged		Balance at
	beginning	(credited) to		End of
Description	of year	expense	Deductions(1)	Year

2014:
Reserve for bad debts	$1,398	$29	$127	$1,300
Reserve for cash discounts	644	9,667	9,643	668
Deferred tax asset valuation	957	1,521	—	2,478
	$2,999	$11,217	$9,770	$4,446

2013:
Reserve for bad debts	$1,462	$16	$80	$1,398
Reserve for cash discounts	680	9,725	9,761	644
Deferred tax asset valuation	2,040	(1,083)	—	957
	$4,182	$8,658	$9,841	$2,999

2012:
Reserve for bad debts	$998	$511	$47	$1,462
Reserve for cash discounts	733	9,959	10,012	680
Deferred tax asset valuation	2,190	(150)	—	2,040
	$3,921	$10,320	$10,059	$4,182

(1) Deductions against reserve for bad debts consist of accounts receivable written off net of recoveries and exchange rate movements.  Deductions against reserve for cash discounts consist of allowances to customers.